SIGNIFICANT ACCOUNTING POLICIES: Reserve for Warranty (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Reserve for Warranty	Reserve for Warranty The Company has accrued a reserve for the estimated cost of completing warranted services. The reserve is $1,717 and $25,241 as of December 31, 2012 and 2011, respectively.